Stockholders' Equity (Deficit) - Preferred Stock (Details)	Dec. 31, 2025 $ / shares shares
Stockholders' Equity (Deficit).
Preferred stock shares, authorized	10,000,000
Preferred stock shares, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock shares issued	0
Preferred stock shares outstanding	0